Cash and Cash Equivalents (Schedule of Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 148,156	$ 241,943
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	139,644	225,283
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,008	13,566
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,504	$ 3,094